Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information

Note 20. Condensed Consolidating Financial Information:

PM USA, which is a wholly-owned subsidiary of Altria Group, Inc., has issued guarantees relating to Altria Group, Inc.'s obligations under its outstanding debt securities, borrowings under its Credit Agreement and amounts outstanding under its commercial paper program (the "Guarantees"). Pursuant to the Guarantees, PM USA fully and unconditionally guarantees, as primary obligor, the payment and performance of Altria Group, Inc.'s obligations under the guaranteed debt instruments (the "Obligations"), subject to release under certain customary circumstances as noted below.

The Guarantees provide that PM USA guarantees the punctual payment when due, whether at stated maturity, by acceleration or otherwise, of the Obligations. The liability of PM USA under the Guarantees is absolute and unconditional irrespective of: any lack of validity, enforceability or genuineness of any provision of any agreement or instrument relating thereto; any change in the time, manner or place of payment of, or in any other term of, all or any of the Obligations, or any other amendment or waiver of or any consent to departure from any agreement or instrument relating thereto; any exchange, release or non-perfection of any collateral, or any release or amendment or waiver of or consent to departure from any other guarantee, for all or any of the Obligations; or any other circumstance that might otherwise constitute a defense available to, or a discharge of, Altria Group, Inc. or PM USA.

The obligations of PM USA under the Guarantees are limited to the maximum amount as will, after giving effect to such maximum amount and all other contingent and fixed liabilities of PM USA that are relevant under Bankruptcy Law, the Uniform Fraudulent Conveyance Act, the Uniform Fraudulent Transfer Act or any similar federal or state law to the extent applicable to the Guarantees, result in PM USA's obligations under the Guarantees not constituting a fraudulent transfer or conveyance. For this purpose, "Bankruptcy Law" means Title 11, U.S. Code, or any similar federal or state law for the relief of debtors.

PM USA will be unconditionally released and discharged from its obligations under each of the Guarantees upon the earliest to occur of:

•	the date, if any, on which PM USA consolidates with or merges into Altria Group, Inc. or any successor;

•	the date, if any, on which Altria Group, Inc. or any successor consolidates with or merges into PM USA;

•	the payment in full of the Obligations pertaining to such Guarantees; and

•	the rating of Altria Group, Inc.'s long-term senior unsecured debt by Standard & Poor's of A or higher.

At December 31, 2011, the respective principal wholly-owned subsidiaries of Altria Group, Inc. and PM USA were not limited by long-term debt or other agreements in their ability to pay cash dividends or make other distributions with respect to their common stock.

The following sets forth the condensed consolidating balance sheets as of December 31, 2011 and 2010, condensed consolidating statements of earnings for the years ended December 31, 2011, 2010 and 2009, and condensed consolidating statements of cash flows for the years ended December 31, 2011, 2010 and 2009 for Altria Group, Inc., PM USA and Altria Group, Inc.'s other subsidiaries that are not guarantors of Altria Group, Inc.'s debt instruments (the "Non-Guarantor Subsidiaries"). The financial information is based on Altria Group, Inc.'s understanding of the SEC interpretation and application of Rule 3-10 of SEC Regulation S-X.

The financial information may not necessarily be indicative of results of operations or financial position had PM USA and the Non-Guarantor Subsidiaries operated as independent entities. Altria Group, Inc. and PM USA account for investments in their subsidiaries under the equity method of accounting.

Condensed Consolidating Balance Sheets

(in millions of dollars)

December 31, 2011	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Assets
Consumer products
Cash and cash equivalents	$3,245	$—	$25	$—	$3,270
Receivables	174	16	78		268
Inventories:
Leaf tobacco		565	369		934
Other raw materials		128	42		170
Work in process		4	312		316
Finished product		126	233		359

		823	956		1,779
Due from Altria Group, Inc. and subsidiaries	403	3,007	1,765	(5,175)
Deferred income taxes	9	1,157	41		1,207
Other current assets	6	430	247	(76)	607

Total current assets	3,837	5,433	3,112	(5,251)	7,131
Property, plant and equipment, at cost	2	3,280	1,446		4,728
Less accumulated depreciation	2	2,005	505		2,512

		1,275	941		2,216
Goodwill			5,174		5,174
Other intangible assets, net		2	12,096		12,098
Investment in SABMiller	5,509				5,509
Investment in consolidated subsidiaries	7,009	342		(7,351)
Due from Altria Group, Inc. and subsidiaries	6,500			(6,500)
Other assets	941	586	111	(381)	1,257

Total consumer products assets	23,796	7,638	21,434	(19,483)	33,385
Financial services
Finance assets, net			3,559		3,559
Due from Altria Group, Inc. and subsidiaries			292	(292)
Other assets			18		18

Total financial services assets			3,869	(292)	3,577

Total Assets	$23,796	$7,638	$25,303	$(19,775)	$36,962

December 31, 2011	Altria Group, Inc.	PM USA	Non- Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Liabilities
Consumer products
Current portion of long-term debt	$—	$—	$600	$—	$600
Accounts payable	69	159	275		503
Accrued liabilities:
Marketing		390	40		430
Taxes, except income taxes		209	11		220
Employment costs	29	12	184		225
Settlement charges		3,508	5		3,513
Other	384	620	383	(76)	1,311
Dividends payable	841				841
Due to Altria Group, Inc. and subsidiaries	3,792	474	1,201	(5,467)

Total current liabilities	5,115	5,372	2,699	(5,543)	7,643
Long-term debt	12,790		299		13,089
Deferred income taxes	1,787		3,345	(381)	4,751
Accrued pension costs	236		1,426		1,662
Accrued postretirement health care costs		1,562	797		2,359
Due to Altria Group, Inc. and subsidiaries			6,500	(6,500)
Other liabilities	188	216	198		602

Total consumer products liabilities	20,116	7,150	15,264	(12,424)	30,106
Financial services
Deferred income taxes			2,811		2,811
Other liabilities			330		330

Total financial services liabilities			3,141		3,141

Total liabilities	20,116	7,150	18,405	(12,424)	33,247
Contingencies
Redeemable noncontrolling interest			32		32
Stockholders' Equity
Common stock	935		9	(9)	935
Additional paid-in capital	5,674	408	8,238	(8,646)	5,674
Earnings reinvested in the business	23,583	393	265	(658)	23,583
Accumulated other comprehensive losses	(1,887)	(313)	(1,649)	1,962	(1,887)
Cost of repurchased stock	(24,625)				(24,625)

Total stockholders' equity attributable to Altria Group, Inc.	3,680	488	6,863	(7,351)	3,680
Noncontrolling interests			3		3

Total stockholders' equity	3,680	488	6,866	(7,351)	3,683

Total Liabilities and
Stockholders' Equity	$23,796	$7,638	$25,303	$(19,775)	$36,962

Condensed Consolidating Balance Sheets

(in millions of dollars)

December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Assets
Consumer products
Cash and cash equivalents	$2,298	$—	$16	$—	$2,314
Receivables	1	9	75		85
Inventories:
Leaf tobacco		594	366		960
Other raw materials		121	39		160
Work in process			299		299
Finished product		145	239		384

		860	943		1,803
Due from Altria Group, Inc. and subsidiaries	429	2,902	1,556	(4,887)
Deferred income taxes	18	1,190		(43)	1,165
Other current assets	64	420	130		614

Total current assets	2,810	5,381	2,720	(4,930)	5,981
Property, plant and equipment, at cost	2	3,749	1,399		5,150
Less accumulated depreciation	2	2,343	425		2,770

		1,406	974		2,380
Goodwill			5,174		5,174
Other intangible assets, net		2	12,116		12,118
Investment in SABMiller	5,367				5,367
Investment in consolidated subsidiaries	7,561	325		(7,886)
Due from Altria Group, Inc. and subsidiaries	6,500			(6,500)
Other assets	1,511	680	98	(438)	1,851

Total consumer products assets	23,749	7,794	21,082	(19,754)	32,871
Financial services
Finance assets, net			4,502		4,502
Due from Altria Group, Inc. and subsidiaries			690	(690)
Other assets			29		29

Total financial services assets			5,221	(690)	4,531

Total Assets	$23,749	$7,794	$26,303	$(20,444)	$37,402

December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Liabilities
Consumer products
Accounts payable	$—	$215	$314	$—	$529
Accrued liabilities:
Marketing		347	100		447
Taxes, except income taxes		212	19		231
Employment costs	30	18	184		232
Settlement charges		3,531	4		3,535
Other	312	467	333	(43)	1,069
Dividends payable	797				797
Due to Altria Group, Inc. and subsidiaries	3,674	454	1,449	(5,577)

Total current liabilities	4,813	5,244	2,403	(5,620)	6,840
Long-term debt	11,295		899		12,194
Deferred income taxes	1,800		3,256	(438)	4,618
Accrued pension costs	204		987		1,191
Accrued postretirement health care costs		1,500	902		2,402
Due to Altria Group, Inc. and subsidiaries			6,500	(6,500)
Other liabilities	445	335	169		949

Total consumer products liabilities	18,557	7,079	15,116	(12,558)	28,194
Financial services
Deferred income taxes			3,880		3,880
Other liabilities			101		101

Total financial services liabilities			3,981		3,981

Total liabilities	18,557	7,079	19,097	(12,558)	32,175
Contingencies
Redeemable noncontrolling interest			32		32
Stockholders' Equity
Common stock	935		9	(9)	935
Additional paid-in capital	5,751	408	8,217	(8,625)	5,751
Earnings reinvested in the business	23,459	583	385	(968)	23,459
Accumulated other comprehensive losses	(1,484)	(276)	(1,440)	1,716	(1,484)
Cost of repurchased stock	(23,469)				(23,469)

Total stockholders' equity attributable to Altria Group, Inc.	5,192	715	7,171	(7,886)	5,192
Noncontrolling interests			3		3

Total stockholders' equity	5,192	715	7,174	(7,886)	5,195

Total Liabilities and Stockholders' Equity	$23,749	$7,794	$26,303	$(20,444)	$37,402

Condensed Consolidating Statements of Earnings

(in millions of dollars)

for the year ended December 31, 2011	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$21,330	$2,496	$(26)	$23,800
Cost of sales		6,883	823	(26)	7,680
Excise taxes on products		6,846	335		7,181

Gross profit		7,601	1,338		8,939
Marketing, administration and research costs	186	2,164	293		2,643
Changes to Kraft and PMI tax-related receivables	(14)				(14)
Asset impairment and exit costs	8	200	14		222
Amortization of intangibles			20		20

Operating (expense) income	(180)	5,237	1,011		6,068
Interest and other debt expense, net	698	61	457		1,216
Earnings from equity investment in SABMiller	(730)				(730)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(148)	5,176	554		5,582
(Benefit) provision for income taxes	(199)	1,930	458		2,189
Equity earnings of subsidiaries	3,339	64		(3,403)

Net earnings	3,390	3,310	96	(3,403)	3,393
Net earnings attributable to noncontrolling interests			(3)		(3)

Net earnings attributable to Altria Group, Inc.	$3,390	$3,310	$93	$(3,403)	$3,390

Condensed Consolidating Statements of Earnings

(in millions of dollars)

for the year ended December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$21,580	$2,809	$(26)	$24,363
Cost of sales		6,990	740	(26)	7,704
Excise taxes on products		7,136	335		7,471

Gross profit		7,454	1,734		9,188
Marketing, administration and research costs	147	2,280	308		2,735
Changes to Kraft and PMI tax-related receivables	169				169
Asset impairment and exit costs		24	12		36
Amortization of intangibles			20		20

Operating (expense) income	(316)	5,150	1,394		6,228
Interest and other debt expense, net	549	2	582		1,133
Earnings from equity investment in SABMiller	(628)				(628)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(237)	5,148	812		5,723
(Benefit) provision for income taxes	(329)	1,864	281		1,816
Equity earnings of subsidiaries	3,813	46		(3,859)

Net earnings	3,905	3,330	531	(3,859)	3,907
Net earnings attributable to noncontrolling interests			(2)		(2)

Net earnings attributable to Altria Group, Inc.	$3,905	$3,330	$529	$(3,859)	$3,905

Condensed Consolidating Statements of Earnings

(in millions of dollars)

for the year ended December 31, 2009	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Net revenues	$—	$20,922	$2,634	$—	$23,556
Cost of sales		7,332	658		7,990
Excise taxes on products		6,465	267		6,732

Gross profit		7,125	1,709		8,834
Marketing, administration and research costs	234	2,180	429		2,843
Changes to Kraft and PMI tax-related receivables	88				88
Asset impairment and exit costs		142	279		421
Amortization of intangibles		11	9		20

Operating (expense) income	(322)	4,792	992		5,462
Interest and other debt expense (income), net	579	(3)	609		1,185
Earnings from equity investment in SABMiller	(600)				(600)

(Loss) earnings before income taxes and equity earnings of subsidiaries	(301)	4,795	383		4,877
(Benefit) provision for income taxes	(313)	1,882	100		1,669
Equity earnings of subsidiaries	3,194			(3,194)

Net earnings	3,206	2,913	283	(3,194)	3,208
Net earnings attributable to noncontrolling interests			(2)		(2)

Net earnings attributable to Altria Group, Inc.	$3,206	$2,913	$281	$(3,194)	$3,206

Condensed Consolidating Statements of Cash Flows

(in millions of dollars)

for the year ended December 31, 2011	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(151)	$3,562	$202	$—	$3,613

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(26)	(79)		(105)
Other		1	1		2
Financial services
Proceeds from finance assets			490		490

Net cash (used in) provided by investing activities		(25)	412		387

Cash Provided by (Used in) Financing Activities
Consumer products
Long-term debt issued	1,494				1,494
Repurchases of common stock	(1,327)				(1,327)
Dividends paid on common stock	(3,222)				(3,222)
Issuances of common stock	29				29
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	441	(28)	(413)
Financing fees and debt issuance costs	(24)				(24)
Cash dividends received from/(paid by)subsidiaries	3,666	(3,453)	(213)
Other	41	(56)	21		6

Net cash provided by (used in) financing activities	1,098	(3,537)	(605)		(3,044)

Cash and cash equivalents:
Increase	947	—	9	—	956
Balance at beginning of year	2,298		16		2,314

Balance at end of year	$3,245	$—	$25	$—	$3,270

Condensed Consolidating Statements of Cash Flows

(in millions of dollars)

for the year ended December 31, 2010	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(712)	$2,993	$486	$—	$2,767

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(54)	(114)		(168)
Other		3	112		115
Financial services
Proceeds from finance assets			312		312

Net cash (used in) provided by investing activities		(51)	310		259

Cash Provided by (Used in) Financing Activities
Consumer products
Long-term debt issued	1,007				1,007
Long-term debt repaid	(775)				(775)
Dividends paid on common stock	(2,958)				(2,958)
Issuances of common stock	104				104
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	279	325	(604)
Financing fees and debt issuance costs	(6)				(6)
Cash dividends received from/(paid by)subsidiaries	3,438	(3,259)	(179)
Other	59	(8)	(6)		45

Net cash provided by (used in) financing activities	1,148	(2,942)	(789)		(2,583)

Cash and cash equivalents:
Increase	436	—	7	—	443
Balance at beginning of year	1,862		9		1,871

Balance at end of year	$2,298	$—	$16	$—	$2,314

Condensed Consolidating Statements of Cash Flows

(in millions of dollars)

for the year ended December 31, 2009	Altria Group, Inc.	PM USA	Non-Guarantor Subsidiaries	Total Consolidating Adjustments	Consolidated
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$(10)	$3,496	$(43)	$—	$3,443

Cash Provided by (Used in) Investing Activities
Consumer products
Capital expenditures		(149)	(124)		(273)
Acquisition of UST, net of acquired cash			(10,244)		(10,244)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(6,000)		6,000
Other		(4)	(27)		(31)
Financial services
Investment in finance assets			(9)		(9)
Proceeds from finance assets			793		793

Net cash used in investing activities	(6,000)	(153)	(3,611)		(9,764)

Cash Provided by (Used in) Financing Activities
Consumer products
Net repayment of short-term borrowings			(205)		(205)
Long-term debt issued	4,221				4,221
Long-term debt repaid		(135)	(240)		(375)
Financial Services
Long-term debt repaid			(500)		(500)
Dividends paid on common stock	(2,693)				(2,693)
Issuances of common stock	89				89
Financing fees and debt issuance costs	(177)				(177)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(5,227)	423	4,804
Cash dividends received from/(paid by)subsidiaries	3,711	(3,575)	(136)
Other	38	(57)	(65)		(84)

Net cash (used in) provided by financing activities	(38)	(3,344)	3,658		276

Cash and cash equivalents:
(Decrease) increase	(6,048)	(1)	4	—	(6,045)
Balance at beginning of year	7,910	1	5		7,916

Balance at end of year	$1,862	$—	$9	$—	$1,871